Effects of new accounting standards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Assets
Property, plant and equipment	€ 8,376	€ 39,115
Right-of-use assets	24,932			€ 5,767
Total assets	117,510	76,674
Liabilities
Lease liabilities - Current	3,635	1,350
Lease liabilities - Non-Current	18,069	1,712
General and administrative expense	23,160	18,610	€ 9,498
Finance costs	2,013	€ 1,042	€ 1,007
Cash outflows from operating activities	3,256
IFRS 16
Assets
Property, plant and equipment	(5,364)
Right-of-use assets	5,767
Total assets	403
Liabilities
Lease liabilities - Current	93
Lease liabilities - Non-Current	310
Total liabilities	403
Reclassification of lease assets recognized previously under finance leases	€ 5,364